Equity (Details) - Schedule of other comprehensive income from available for sale investments and cash flow hedges - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt instruments at FVOCI
As of beginning of period	$ 29,184	$ 6,962	$ 1,855
Gain (losses) on the re-measurement of debt instruments at FVOCI, before tax	30,062	(17,775)	6,609
Recycling from other comprehensive income to income for the year	43,609	39,997	(1,502)
Subtotals	73,671	22,222	5,107
As of end of period	102,885	29,184	6,962
Cash flow hedges
As of beginning of period	(40,435)	9,803	(3,562)
Gains (losses) on the re-measurement of cash flow hedges, before tax	(93,182)	(49,163)	14,048
Recycling adjustments on cash flow hedges, before tax	(3,148)	(1,075)	(683)
Amounts removed from equity and included in carrying amount of non-financial asset (liability) which acquisition or incurrence was hedged as a highly probable transaction
Subtotals	(96,330)	(50,238)	13,365
As of end of period	(136,765)	(40,435)	9,803
Other comprehensive income, before taxes	(33,910)	(11,251)	16,765
Income tax related to other comprehensive income components
Income tax relating to debt instruments at FVOCI	(27,464)	(7,756)	(1,810)
Income tax relating to cash flow hedges	36,927	10,918	(2,646)
Total	9,463	3,162	(4,456)
Other comprehensive income, net of tax	(24,447)	(8,089)	12,309
Attributable to:
Shareholders of the Bank	(25,293)	(8,856)	11,353
Non-controlling interest	$ 846	$ 767	$ 956